COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The following is a schedule of the future minimum lease payments required under the operating lease that has an initial non-cancelable lease term in excess of one year:

Fiscal year ending December 31,	Minimum Lease Commitments
2012	13,080

Schedule of Restructuring and Related Costs [Table Text Block]

As part of the agreements, the executives shall be entitled to the following:

	Chief Executive Officer	Chief Operating Officer
Terminated without cause	$1062,000	$460,500
Terminated, change of control without good reason	1,527,000	—
Terminated for cause, death, disability and by executive without good reason	330,000	289,000